ACQUISITIONS AND DIVESTITURES (Details) (USD $)	12 Months Ended				3 Months Ended		3 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aujan Industries Trademark owner [Member]	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Oct. 02, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Dec. 31, 2010 Coca Cola Enterprises Inc [Member]	Oct. 02, 2010 Coca Cola Enterprises Inc [Member]	Dec. 31, 2010 OAO Nidan Juices ("Nidan")	Oct. 01, 2010 Coca Cola Enterprises Inc [Member]	Dec. 31, 2010 Coca Cola Enterprises Inc [Member]	Dec. 31, 2010 Coca Cola Enterprises Inc [Member] Corporate
Acquisitions and Divestitures Disclosure [
Cash payments related to acquisition and investment activities	$ 1,535,000,000	$ 977,000,000	$ 2,511,000,000
Equity Method Investment, Ownership Percentage				50.00%
Acquisition and investment activities
Total purchase price						6,895,000,000			276,000,000
Percentage of business acquired (as a percent)						67.00%
Business Acquisition Cost of Acquired Entity Percentage of Indirect Ownership Interest Transfer										33.00%
Ownership of New CCE at closing by third parties subsequent to acquiring CCE's North American business (as a percent)							100.00%
Fair value of investment in CCE immediately prior to the close of the transaction						5,373,000,000		5,373,000,000
Gain related to remeasurement of our equity investment in CCE to fair value											4,978,000,000	4,978,000,000
Foreign currency translation gains recognized on the disposal of indirect investment in CCE's European operations included in remeasurement gain							137,000,000
Estimated amount of debt to be assumed under the merger agreement						8,900,000,000
Actual debt assumed					7,900,000,000
Cash paid at closing						1,368,000,000
Cash consideration paid to New CCE related to the debt shorfall						1,000,000,000
Proceeds from Disposals of Bottling Companies and Other Investments	$ 2,189,000,000	$ 562,000,000	$ 972,000,000